ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 26, 2014
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

The Company's trade accounts receivable consist primarily of individual accounts, none of which is individually significant. Trade receivables are inherently exposed to credit risk, and thus the Company monitors the creditworthiness of its customers on an ongoing basis and provides a reserve for estimated uncollectible accounts. If the financial condition of the Company’s customers were to deteriorate, increases in its allowance for doubtful accounts may be needed.

The activity in the allowance for doubtful accounts consisted of the following (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Beginning balance	$3,595	$528	$—	$6,457
Charged to expense	2,743	1,981	530	1,285
Deductions(1)	(2,148)	1,086	(2)	(2,967)
Ending balance	$4,190	$3,595	$528	$4,775
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(1)    Accounts receivable previously charged to expense, written-off as uncollectible, net of recoveries.